Consolidated balance sheets - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents	€ 1,061,251	€ 1,599,113
Trade accounts and other receivables from unrelated parties	3,350,201	3,142,298
Accounts receivable from related parties	29,569	32,683
Inventories	2,331,848	2,140,771
Current income tax refundable	85,445	126,197
Other current assets	442,875	410,834
Other current financial assets	388,100	446,504
Total current assets	7,689,289	7,898,400
Property, plant and equipment	3,540,802	3,486,293
Right-of-use assets	2,888,836	3,013,502
Intangible assets	1,280,474	1,254,489
Goodwill	13,967,525	13,571,394
Non-current income tax refundable	150,021	92,051
Deferred taxes	273,621	236,547
Investment in equity method investees	660,694	663,652
Other non-current assets	146,448	126,174
Other non-current financial assets	695,530	659,831
Total non-current assets	23,603,951	23,103,933
Total assets	31,293,240	31,002,333
Liabilities
Accounts payable to unrelated parties	810,492	737,595
Accounts payable to related parties	81,352	97,951
Current provisions	404,514	431,370
Other current liabilities	994,569	1,039,743
Other current financial liabilities	2,328,541	1,601,517
Short-term debt from unrelated parties	464,648	17,015
Current portion of long-term debt	1,276,730	1,596,029
Current portion of lease liabilities from unrelated parties	578,948	577,392
Current portion of lease liabilities from related parties	4,908	6,896
Income tax liabilities	232,845	139,595
Total current liabilities	7,177,547	6,245,103
Long-term debt, less current portion	5,824,532	5,691,852
Lease liabilities from unrelated parties, less current portion	2,804,219	2,895,215
Lease liabilities from related parties, less current portion	9,360	11,206
Non-current provisions	198,452	173,351
Other non-current liabilities	161,406	147,563
Other non-current financial liabilities	215,043	182,166
Pension liabilities	578,249	574,807
Income tax liabilities	120,076	108,738
Deferred taxes	673,102	689,523
Total non-current liabilities	10,584,439	10,474,421
Total liabilities	17,761,986	16,719,524
Shareholders' equity:
Ordinary shares, no par value, €1.00 nominal value, 357,905,974 shares authorized, 268,564,630 issued and 266,109,685 outstanding as of June 30, 2026 (December 31, 2025: 382,754,793 shares authorized, 293,413,449 issued, and 279,288,885 outstanding)	268,564	293,413
Treasury stock, at cost	(93,788)	(586,094)
Additional paid-in capital	1,602,962	3,079,368
Retained earnings	12,093,761	12,207,913
Accumulated other comprehensive income (loss)	(1,314,788)	(1,684,768)
Total FME AG shareholders' equity	12,556,711	13,309,832
Noncontrolling interests	974,543	972,977
Total equity	13,531,254	14,282,809
Total liabilities and equity	€ 31,293,240	€ 31,002,333